WARRANT LIABILITIES - Schedule of warrant liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
WARRANT LIABILITIES
Balance at beginning of the year	$ 3,340
Issuance of warrant liabilities		$ 12,141
Conversion to ordinary shares		(275)
Changes in fair values	(2,540)	(8,526)
Balance at end of the year	$ 800	$ 3,340